Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 25,910	$ 27,184
Goodwill	133,311	140,940	$ 136,533
Intangible assets	44,831	45,874	44,568
Investments in associates and joint ventures	6,136	5,263
Deferred tax assets	1,457	1,216
Derivatives	291	25
Other non-current assets	1,886	1,664
Non-current assets	213,822	222,166
Current assets
Investment securities	87	1,304
Inventories	4,234	4,119
Derivatives	16	458
Trade and other receivables	6,375	6,566
Cash and cash equivalents	7,074	10,472
Assets classified as held for sale	39	133	16,458
Other current assets	456	908
Current assets	18,281	23,960
Total assets	232,103	246,126
Equity
Equity attributable to equity holders of AB InBev	64,486	72,585
Minority interest	7,418	7,635
Equity	71,904	80,220	81,425	$ 45,719
Non-current liabilities
Interest-bearing loans and borrowings	105,584	108,949
Employee benefits	2,681	2,993
Deferred tax liabilities	13,165	13,107
Derivatives	766	937
Other non-current liabilities	3,544	3,709
Non-current liabilities	125,740	129,695
Current liabilities
Interest-bearing loans and borrowings	4,216	7,433
Income tax payable	1,220	1,558
Derivatives	5,574	1,457
Trade and other payables	22,568	24,762
Liabilities associated with assets held for sale	0	0	$ 2,174
Other current liabilities	881	1,002
Current liabilities	34,459	36,211
Total equity and liabilities	232,103	246,126
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Property, plant and equipment	45	44
Intangible assets	580	584
Investments in subsidiaries	123,120	121,847
Other non-current assets	22,196	53,565
Non-current assets	145,941	176,040
Current assets
Investment securities		1,301
Inventories		21
Trade and other receivables	3,079	16,585
Cash and cash equivalents	1	43
Current assets	3,080	17,950
Total assets	149,021	193,990
Equity
Equity attributable to equity holders of AB InBev	64,486	72,585
Equity	64,486	72,585
Non-current liabilities
Interest-bearing loans and borrowings	72,756	102,398
Employee benefits	5	5
Other non-current liabilities	81	131
Non-current liabilities	72,842	102,534
Current liabilities
Interest-bearing loans and borrowings	4,535	16,718
Derivatives	482
Trade and other payables	1,228	2,033
Liabilities associated with assets held for sale	0	0
Other current liabilities	5,450	121
Current liabilities	11,695	18,872
Total equity and liabilities	149,021	193,990
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Investments in subsidiaries	86,240	77,388
Deferred tax assets	130
Other non-current assets	13,850	10,290
Non-current assets	100,220	87,678
Current assets
Trade and other receivables	3,471	1,514
Cash and cash equivalents	3	242
Other current assets	500
Current assets	3,974	1,756
Total assets	104,194	89,434
Equity
Equity attributable to equity holders of AB InBev	55,403	38,307
Equity	55,403	38,307
Non-current liabilities
Interest-bearing loans and borrowings	46,552	49,230
Deferred tax liabilities		(337)
Non-current liabilities	46,552	48,893
Current liabilities
Interest-bearing loans and borrowings	1,679	2,363
Income tax payable		(665)
Trade and other payables	562	535
Liabilities associated with assets held for sale	0	0
Current liabilities	2,241	2,233
Total equity and liabilities	104,194	89,434
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Other non-current assets	24,037	55,432
Non-current assets	24,037	55,432
Current assets
Trade and other receivables	1,176	1,947
Cash and cash equivalents	28	8
Other current assets	3
Current assets	1,207	1,955
Total assets	25,244	57,387
Equity
Equity attributable to equity holders of AB InBev	597	586
Equity	597	586
Non-current liabilities
Interest-bearing loans and borrowings	24,042	55,464
Deferred tax liabilities	8	9
Non-current liabilities	24,050	55,473
Current liabilities
Interest-bearing loans and borrowings	253	479
Income tax payable		3
Trade and other payables	342	848
Liabilities associated with assets held for sale	0	0
Current liabilities	595	1,330
Total equity and liabilities	25,244	57,387
Anheuser Busch Companies [member]
Non-current assets
Property, plant and equipment	5,009	4,589
Goodwill	33,226	33,089
Intangible assets	22,227	21,947
Investments in subsidiaries	30,594	42,660
Investments in associates and joint ventures		28
Derivatives		3
Other non-current assets	26,158	18,115
Non-current assets	117,213	120,430
Current assets
Inventories	819	626
Derivatives	25	122
Trade and other receivables	6,678	3,265
Cash and cash equivalents	581	1,872
Current assets	8,103	5,884
Total assets	125,316	126,315
Equity
Equity attributable to equity holders of AB InBev	74,635	89,304
Equity	74,635	89,304
Non-current liabilities
Interest-bearing loans and borrowings	33,147	24,874
Employee benefits	1,048	1,240
Deferred tax liabilities	6,692	6,528
Derivatives		1
Other non-current liabilities	150	1,012
Non-current liabilities	41,037	33,654
Current liabilities
Interest-bearing loans and borrowings	5,783	387
Income tax payable	474	726
Derivatives	131	31
Trade and other payables	3,211	2,207
Liabilities associated with assets held for sale	0	0
Other current liabilities	42	5
Current liabilities	9,642	3,356
Total equity and liabilities	125,316	126,315
Subsidiary Guarantors [member]
Non-current assets
Goodwill		188
Intangible assets	98	158
Investments in subsidiaries	24,623	40,708
Derivatives	302	13
Other non-current assets	8,701	7,178
Non-current assets	33,724	48,246
Current assets
Derivatives	5,399	198
Trade and other receivables	1,619	21,972
Cash and cash equivalents	6,094	4,110
Current assets	13,112	26,281
Total assets	46,836	74,526
Equity
Equity attributable to equity holders of AB InBev	29,258	42,352
Equity	29,258	42,352
Non-current liabilities
Interest-bearing loans and borrowings	3,314	4,131
Derivatives	788	919
Other non-current liabilities		11
Non-current liabilities	4,102	5,062
Current liabilities
Interest-bearing loans and borrowings	5,234	18,949
Income tax payable	3	8
Derivatives	5,563	1,329
Trade and other payables	65	3,274
Liabilities associated with assets held for sale	0	0
Other current liabilities	2,612	3,553
Current liabilities	13,477	27,113
Total equity and liabilities	46,836	74,526
Non-Guarantors [member]
Non-current assets
Property, plant and equipment	20,856	22,551
Goodwill	100,085	107,663
Intangible assets	21,926	23,185
Investments in subsidiaries	170,569	99,398
Investments in associates and joint ventures	6,136	5,253
Deferred tax assets	1,465	1,216
Derivatives	10	9
Other non-current assets	36,766	67,709
Non-current assets	357,813	326,966
Current assets
Investment securities	87	3
Inventories	3,415	3,472
Derivatives	464	138
Trade and other receivables	10,415	19,942
Cash and cash equivalents	8,481	9,768
Assets classified as held for sale	39	133
Other current assets	455	908
Current assets	23,356	34,364
Total assets	381,169	361,330
Equity
Equity attributable to equity holders of AB InBev	275,253	211,452
Minority interest	7,418	7,635
Equity	282,671	219,087
Non-current liabilities
Interest-bearing loans and borrowings	55,391	83,459
Employee benefits	1,628	1,748
Deferred tax liabilities	6,601	6,907
Derivatives		17
Other non-current liabilities	3,312	2,573
Non-current liabilities	66,932	94,704
Current liabilities
Interest-bearing loans and borrowings	4,483	20,531
Income tax payable	1,243	1,486
Derivatives	5,272	97
Trade and other payables	19,674	22,530
Liabilities associated with assets held for sale	0	0
Other current liabilities	893	2,894
Current liabilities	31,565	47,538
Total equity and liabilities	381,169	361,330
Eliminations [member]
Non-current assets
Investments in subsidiaries	(435,146)	(382,000)
Other non-current assets	(129,823)	(210,623)
Non-current assets	(565,128)	(592,623)
Current assets
Derivatives	(5,872)
Trade and other receivables	(20,063)	(58,660)
Cash and cash equivalents	(8,114)	(5,571)
Current assets	(34,550)	(64,231)
Total assets	(599,678)	(656,854)
Equity
Equity attributable to equity holders of AB InBev	(435,146)	(382,000)
Equity	(435,146)	(382,000)
Non-current liabilities
Interest-bearing loans and borrowings	(129,618)	(210,607)
Other non-current liabilities		(18)
Non-current liabilities	(129,776)	(210,625)
Current liabilities
Interest-bearing loans and borrowings	(17,752)	(51,994)
Derivatives	(5,872)
Trade and other payables	(2,515)	(6,665)
Liabilities associated with assets held for sale	0	0
Other current liabilities	(8,118)	(5,571)
Current liabilities	(34,756)	(64,230)
Total equity and liabilities	$ (599,678)	$ (656,854)